NOTE 13: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Note 9 Accounts Payable And Accrued Liabilities
Disclosure of detailed information about accounts payable and accrued liabilities
	December 31, 2020	December 31, 2019
	$	$
Trade payables and accrued liabilities	1,920,840	1,337,253
Payroll liabilities	1,521,885	537,737
	3,442,725	1,874,990